Segment and Revenue by Geography and By Major Customer (Details) - Schedule of Long Lived Assets by Geography - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	$ 6,350	$ 6,614
Domestic (Israel) [Member]
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	5,459	5,827
Taiwan [Member]
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	417	184
China [Member]
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	206	225
USA [Member]
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	154	217
Singapore [Member]
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	98	124
Other [Member]
Schedule of Long Lived Assets by Geography [Abstract]
Long lived assets	$ 16	$ 37